Business Combinations - Consideration Transferred to Acquire Veredus and Amounts of Identified Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) (Veredus [Member], USD $)
In Millions, unless otherwise specified
Dec. 31, 2011
Fair value of consideration transferred:
Cash consideration paid to Veredus' founders	$ 7
Fair value of the Company's investment in Veredus held before the business combination	9
Fair value of the noncontrolling interest in Veredus	9
Purchase consideration	25
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	1
Inventories	1
Property, Plant and Equipment, net	1
Long-term deferred tax assets	1
Long-term deferred tax liabilities	(3)
Other current liabilities	(1)
Total identifiable net assets	15
Goodwill	10
In-Process R&D [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets acquired and liabilities assumed	12
Patents and Intellectual Property [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets acquired and liabilities assumed	$ 3